Common, subordinated and preferred units (Tables)	12 Months Ended
Dec. 31, 2021
Common, subordinated and preferred units
Schedule of movements in the number of common, subordinated and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units during the years ended December 31, 2021, 2020 and 2019:

		Common		8.75%
	Common	Units		Series A
	Units	Höegh	Subordinated	Preferred
(in units)	Public	LNG	Units	Units
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070
June 4, 2019; Awards to non-employee directors as compensation for directors' fees	8,944	—	—	—
July 16, 2019; Awards to non-employee directors as compensation for directors' fees	2,236	—	—	—
August 16, 2019; Subordinated units converted to common units	—	13,156,060	(13,156,060)	—
Phantom units issued to CEO/CFO during 2019	19,745	—	—	—
ATM program (from January 1, 2019 to December 31, 2019)	53,160	—	—	496,520
December 31, 2019	18,028,786	15,257,498	—	6,625,590
September 4, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—	—
September 15, 2020; Awards to non-employee directors as compensation for directors' fees	7,764	—	—	—
October 23, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—	—
Phantom units issued to CEO/CFO during 2020	6,627	—	—	—
ATM program (from January 1, 2020 to December 31, 2020)	—	—	—	126,743
December 31, 2020	18,050,941	15,257,498	—	6,752,333
June 21, 2021; Awards to non-employee directors as compensation for directors' fees	7,176	—	—	—
July 12, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—	—
July 16, 2021; Awards to non-employee directors as compensation for directors' fees	2,392	—	—	—
ATM program (from January 1, 2021 to December 31, 2021)	52,603	—	—	336,992
December 31, 2021	18,115,504	15,257,498	—	7,089,325